Property, Plant and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 12,608	$ 11,480	$ 10,009
Less: accumulated depreciation and amortization	(7,660)	(7,244)	(5,799)
Property, plant and equipment, net	4,948	4,236	4,210
Production equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	5,114	4,488
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	2,452	2,304	2,287
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	4,080	3,525
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	360	206	242
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 602	957	0
Pilot production equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost		4,488	4,041
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost		$ 3,525	$ 3,439